Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Segmental analysis
Assets	£ 690,338	£ 692,673
Liabilities	652,775	655,485
Retail Banking
Segmental analysis
Assets	226,457	228,684
Liabilities	195,454	191,936
Private Banking
Segmental analysis
Assets	27,172	26,894
Liabilities	39,745	37,806
Commercial & Institutional
Segmental analysis
Assets	381,899	384,958
Liabilities	356,539	359,766
Central Items and other
Segmental analysis
Assets	54,810	52,137
Liabilities	£ 61,037	£ 65,977